Operating segments - Summary of Revenue by Geographical Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue	$ 15,610	$ 10,103	$ 3,048
Canada [Member]
Disclosure of geographical areas [line items]
Revenue	5,439	3,636	1,229
Foreign countries [member] | Bosnia and Herzegovina [Member]
Disclosure of geographical areas [line items]
Revenue	3,224	893
Foreign countries [member] | USA [Member]
Disclosure of geographical areas [line items]
Revenue	1,967	1,957	1,307
Foreign countries [member] | Brazil [Member]
Disclosure of geographical areas [line items]
Revenue	3,631	2,458	74
Foreign countries [member] | Mexico [Member]
Disclosure of geographical areas [line items]
Revenue	$ 1,349	$ 1,159	$ 438